Operating Lease and Asset Retirement Obligations (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Future Minimum Lease Payments

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year from January 31, 2013, are as follows:

(in thousands)	Operating Leases
2014	$6,127
2015	3,878
2016	2,589
2017	2,001
2018	1,611

Minimum lease payments	$16,206

Schedule of Asset Retirement Obligations Recorded in Other Long-term Liabilities

Asset retirement obligations recorded in other long-term liabilities as of January 31, 2013, 2012 and 2011 were as follows:

(in thousands)	January 31, 2013	January 31, 2012	January 31, 2011
Beginning asset retirement obligation	$1,835	$1,667	$1,498
Liabilities incurred during year	—	63	71
Liabilities settled during year	—	—	—
Accretion expense	75	105	98
Liability transferred upon sale of business	(1,910)	—	—

Ending asset retirement obligation	$—	$1,835	$1,667